COLLEGE RETIREMENT EQUITIES FUND
(CREF)

SUPPLEMENT NO. 1
Dated August 24, 2011
to the May 1, 2011 Prospectus

PORTFOLIO MANAGEMENT CHANGES

As a result of realignments within CREF’s investment adviser, TIAA-CREF Investment Management LLC, the portfolio management teams of certain CREF Accounts have changed as follows:

On pages 58–59 of the CREF Prospectus, Elizabeth Black and Steven Sterman should be removed from the CREF Bond Market Account’s portfolio management team disclosure. In addition, John Cerra’s role should be changed to “Investment Selection – Government Sector.” The following persons also should be added to the Account’s portfolio management team:

	Portfolio Role/ Coverage/ Expertise/Specialty		Total Experience (since dates specified below)

Name & Title		Experience Over Past Five Years	At TIAA	Total	On Team

BOND MARKET ACCOUNT

Joseph Higgins, CFA	Lead Portfolio Manager	Teachers Insurance and Annuity Association of America	1995	1995	2011
Managing Director	and Asset Allocation	(“TIAA”) and its advisory affiliates – 1995 to Present
		(fixed income portfolio management)

Steven Raab, CFA	Investment Selection –	TIAA and its advisory affiliates – 1991 to Present	1991	1991	2011
Managing Director	Agency and Mortgage-
	Backed Securities
	Sector

On page 59 of the Prospectus, the following person should be added to the portfolio management team of the CREF Inflation-Linked Bond Account:

	Portfolio Role/ Coverage/ Expertise/Specialty		Total Experience (since dates specified below)

Name & Title		Experience Over Past Five Years	At TIAA	Total	On Team

INFLATION-LINKED BOND ACCOUNT

Stephen Liberatore, CFA	Investment Selection	TIAA and its advisory affiliates – 2004 to Present (fixed-	2004	1994	2011
Managing Director		income credit research and portfolio management),
Nationwide Mutual Insurance Co. – 2003 to 2004 (fixed-
income credit research and portfolio management),
Protective Life Corporation – 1999 to 2002 (fixed-income
credit research and portfolio management)

On pages 59–60 of the Prospectus, Elizabeth Black and Steven Sterman should be removed from the CREF Social Choice Account’s portfolio management team disclosure. Additionally, the following person should be added to the Account’s portfolio management team:

	Portfolio Role/ Coverage/ Expertise/Specialty		Total Experience (since dates specified below)

Name & Title		Experience Over Past Five Years	At TIAA	Total	On Team

SOCIAL CHOICE ACCOUNT

Steven Raab, CFA	Investment Selection –	TIAA and its advisory affiliates – 1991 to Present	1991	1991	2011
Managing Director	Agency and Mortgage-
Backed Securities
Sector

On page 60 of the Prospectus, the following person should be added to the portfolio management team of the CREF Money Market Account:

	Portfolio Role/ Coverage/ Expertise/Specialty		Total Experience (since dates specified below)

Name & Title		Experience Over Past Five Years	At TIAA	Total	On Team

MONEY MARKET ACCOUNT

Joseph Rolston	Investment Selection	TIAA and its advisory affiliates – 1984 to Present	1984	1979	2011
Director		(portfolio management and research)

GLOBAL EQUITIES ACCOUNT

Additionally, with respect to CREF Global Equities Account’s portfolio management team disclosure on page 57 of the Prospectus, Andrea Mitroff’s portfolio role should be corrected to read “Investment Selection” rather than “Lead Portfolio Manager.”

CREF MONEY MARKET ACCOUNT

We are clarifying certain disclosure regarding the CREF Money Market Account’s principal investment strategies by adding the following additional sentence to the end of the first paragraph under the Account’s principal investment strategies set forth on page 35 of the Prospectus:

“The Account’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds.”

We are also clarifying that the term “first tier securities” as used on page 36 of the Prospectus includes “Government Securities,” as such term is defined in the applicable rules governing money market funds.

A13122 (8/11)

COLLEGE RETIREMENT EQUITIES FUND
(CREF)

SUPPLEMENT NO. 2
dated August 24, 2011
to the Statement of Additional Information (SAI) dated May 1, 2011

RISK OVERSIGHT DISCLOSURE CHANGE

On page B-23 of the CREF SAI, in the third sentence of the second paragraph under the section entitled “Risk Oversight,” the phrase “and administrator” should be deleted to correctly reflect the fact that the CREF Accounts’ investment manager, TIAA-CREF Investment Management LLC (“TCIM”), is not the Accounts’ administrator. Instead, as indicated elsewhere in the SAI, Teachers Insurance and Annuity Association of America (TIAA) serves as the Accounts’ administrator.

PORTFOLIO MANAGEMENT CHANGES

As a result of realignments within TCIM, the portfolio management teams of certain of the CREF Accounts have changed, therefore requiring changes in the chart entitled “Additional Information Regarding Portfolio Managers” on page B-31 of the SAI concerning these teams.

Elizabeth Black and Steven Sterman are no longer members of the portfolio management team for CREF Bond Account. Therefore, the rows containing information on them on page B-31 of the SAI should be deleted in their entirety. Joseph Higgins and Steven Raab have been added to the Account’s portfolio management team. Therefore, the following information should be added to the Account’s portfolio management team disclosure on this page.

BOND MARKET ACCOUNT

	Number of Other Accounts Managed		Total Assets in Accounts Managed (millions)

Name of Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Account

Joseph Higgins, CFA	0	0	$12,419	0	$100,001 – 500,000
Steven Raab, CFA	1	0	$23,153	0	$10,001 – 50,000

* The information in this chart is as of June 30, 2011.

Stephen Liberatore has been added to the CREF Inflation-Linked Bond Account’s portfolio management team. Therefore, the following information should be added to the Account’s portfolio management team disclosure on page B-31 of the SAI.

INFLATION-LINKED BOND ACCOUNT

	Number of Other Accounts Managed		Total Assets in Accounts Managed (millions)

Name of Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Account

Stephen Liberatore, CFA	1	1	$19,453	58	$50,001 – 100,000

* The information in this chart is as of June 30, 2011.

Elizabeth Black and Steven Sterman are no longer members of the portfolio management team for CREF Social Choice Account. Therefore, the rows containing information on them on page B-31 of the SAI should be deleted in their entirety. Steven Raab has been added to the Account’s portfolio management team. Therefore, the following information should be added to the Account’s portfolio management team disclosure on this page.

SOCIAL CHOICE ACCOUNT

	Number of Other Accounts Managed		Total Assets in Accounts Managed (millions)

Name of Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Account

Steven Raab, CFA	1	0	$23,153	0	$10,001 – 50,000

* The information in this chart is as of June 30, 2011.

Joseph Rolston has been added to the CREF Money Market Account’s portfolio management team. Therefore, the following information should be added to the Account’s portfolio management team disclosure on page B-31 of the SAI.

MONEY MARKET ACCOUNT

	Number of Other Accounts Managed		Total Assets in Accounts Managed (millions)

Name of Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Account

Joseph Rolston	0	0	$11,951	0	$500,001 – 1,000,000

* The information in this chart is as of June 30, 2011.

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